SUMMARY OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Consolidation
Consolidation

The consolidated financial statements include the financial statements of the Company and its controlled subsidiaries. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

The accounting policies of subsidiaries have been modified where necessary to align them with the policies adopted by the Company. When the Company does not own all of the equity in a subsidiary, the non-controlling equity interest is disclosed in the consolidated balance sheet as a separate component of total equity. A non-controlling interest may also be classified as a financial liability if the non-controlling interest contains an option or a redemption feature, which is the case for SFR JV-1, SFR JV-2 and SFR JV-HD. Intra-group balances and transactions are eliminated upon consolidation.

The Company currently consolidates Tricon Single-Family Rental REIT LLC and its wholly-owned subsidiaries, along with SFR JV-1, SFR JV-2 and SFR JV-HD (collectively, the “single-family rental” business), and The James (Scrivener Square) and The Shops of Summerhill (collectively, the "Canadian development properties").

Joint arrangements and interests in associates
Joint arrangements and interests in associates

Investments in joint arrangements are classified as either joint operations or joint ventures, depending on the contractual rights and obligations of each investor. Joint operations are accounted for using proportionate consolidation as per IFRS 11, Joint Arrangements ("IFRS 11") while joint ventures apply the equity method in accordance with IAS 28.

Interests in associates - equity method of accounting

An associate is an entity over which the Company has significant influence, but not control (or joint control), in accordance with IAS 28. Generally, the Company is considered to exert significant influence when it holds, directly or indirectly, 20% or more of the voting power of the investee. However, determining significant influence is a matter of judgment and specific circumstances.

Joint ventures - equity method of accounting

A joint venture is a joint arrangement under which the investors have joint control through a separate legal entity established and hold an interest in the net assets (as opposed to a direct interest in the underlying project). The Company accounts for its joint ventures using the equity method.

Under the equity method, a contribution to an investee is initially recognized at cost and adjusted thereafter to recognize the Company's share of profit or loss of the investee in accordance with Tricon's accounting policies. Distributions received from an investee reduce the carrying amount of the investment.

Structured entity - unconsolidated
Structured entity — unconsolidated

A structured entity is an entity created to accomplish a narrow and well-defined objective. Those entities’ activities are restricted to the extent that they are, in essence, not directed by voting or similar rights. The Company concluded that Tricon PIPE LLC is a structured entity as it was created for the sole purpose of issuing its preferred units to investors and offering financing to the Company (Note 20), and the Company does not have exposure to variable returns related to its involvement in the entity or make the relevant decisions for the entity. Under IFRS 10, such a structured entity does not meet the criteria for control and is not required to be consolidated.

Acquisition transactions
Acquisition transactions

The Company assesses whether an acquisition transaction should be accounted for as an asset acquisition or a business combination under IFRS 3, Business Combinations ("IFRS 3").
The Company classifies its acquisitions as asset acquisitions when it acquires a single asset (or a group of similar assets) that does not include substantive processes that significantly contribute to the ability to create outputs. Where the Company has concluded that it has acquired an asset, the Company uses the asset purchase model whereby the initial cost of the acquired property is comprised of its purchase price and any directly attributable expenditures. Directly attributable expenditures include transaction costs such as due diligence costs, appraisal fees, environmental fees, legal fees, land transfer taxes and brokerage fees.
Rental properties
Rental properties

The Company's rental properties consist of single-family rental homes held to earn rental income.

Subsequent to initial recognition, rental properties are recorded at fair value in accordance with IAS 40, Investment Property (“IAS 40”). Fair value is determined based on a combination of internal and external processes and valuation techniques according to the valuation policy discussed in Note 6. Gains or losses arising from changes in the fair value and capitalized costs of rental properties are recorded in the consolidated statements of comprehensive income in the period in which they arise.

In determining whether certain costs are additions to the carrying amount of rental properties or period expenses, management applies judgment based on whether these costs are incurred to enhance the service potential of the property. All costs associated with upgrading and extending the economic life of the existing properties, including internal amounts that are directly attributable to a specific rental property, other than ordinary repairs and maintenance, are capitalized to rental property.
Rental income and operating expenses from rental properties are reported within rental revenue and direct operating expenses incurred for rental properties, respectively, in the consolidated statements of comprehensive income.
Foreign currency translation
Foreign currency translation

Currency translation

Foreign currency transactions (Canadian dollar) are translated into U.S. dollars using exchange rates in effect at the date of the transaction. Monetary assets and liabilities denominated in Canadian dollars are translated into U.S. dollars using the exchange rate in effect at the measurement date. Non-monetary assets and liabilities denominated in Canadian dollars are translated into U.S. dollars using the historical exchange rate or the exchange rate in effect at the measurement date for items recognized at FVTPL. Gains and losses arising from foreign exchange are included in the consolidated statements of comprehensive income.

Consolidated entities

For subsidiaries that are required to be consolidated, the results and financial position of those subsidiaries with a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i) assets and liabilities are translated at the closing rate at the date of the balance sheet;
(ii) income and expenses are translated at average exchange rates. The Company uses monthly average exchange rates due to the volume of transactions each month; and
(iii) all resulting exchange differences are recognized in other comprehensive income.

Other assets
Other assets

Other assets include fixed assets, leasehold improvements and right-of-use assets.

Fixed assets and leasehold improvements

Fixed assets (building, property-related systems software, vehicles, furniture and office equipment and computer equipment) and leasehold improvements are accounted for at cost less accumulated depreciation and impairment. Leasehold improvements are amortized on a straight-line basis over their useful lives, which are typically their lease terms. All other depreciation expense is recorded on a straight-line basis over the estimated useful lives of the fixed assets, as follows:

Building                  30 years
Furniture, computer, office equipment             3-7 years
Software                        3-15 years
Vehicles and other             5-7 years

The estimated useful lives of fixed assets are reviewed and adjusted, if appropriate, at each financial year-end. As described below under Impairment of non-financial assets, fixed assets are also reviewed at each balance sheet date to determine whether there is an indication of impairment.

Right-of-use assets and lease liabilities

At the lease commencement date, a right-of-use asset and lease liability are recognized on the consolidated balance sheets for all leases, with the exception of short-term and low-value leases. The right-of-use assets and lease liabilities are initially measured at the present value of the lease payments, which includes reasonably certain extension options.

Lease payments are apportioned between the implicit finance charge and the implicit repayment of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the consolidated statements of comprehensive income using the effective interest method.

Right-of-use assets are amortized on a straight-line basis over their lease terms and are accounted for at cost less accumulated amortization and reviewed at each balance sheet date to determine whether there is an indication of impairment.

Intangible assets
Intangible assets

Intangible assets include capitalized placement fees, customer relationship and contractual development fees.

Placement fees represent costs incurred to secure investment management contracts. Performance fee rights represent costs incurred to obtain rights to receive future performance fees from joint venture projects. These are accounted for as intangible assets carried at cost less accumulated amortization. Amortization is recorded using the straight-line method and is based on the estimated useful lives of the associated joint ventures, which are generally eight years.

The customer relationship intangible relates to the Company’s ownership of The Johnson Companies LP ("Johnson"), in which Tricon owns a 50.1% interest, and represents an estimate of the potential management fees, development fees and commissions that Tricon could collect, based on potential future projects resulting from Johnson’s existing customer relationships at the time of the acquisition of Johnson, and as such are considered to be definite-life intangibles. Similarly, the contractual development fee intangibles from Johnson represent an estimate of the future lot development fees and commissions that Tricon expects to collect over the lives of the projects that Johnson managed at the time of acquisition. They are amortized by project over the estimated periods that the Company expects to collect these fees, which is approximately seven years for both management fees and lot development fees.

Impairment of non-financial assets
Impairment of non-financial assets

Assets that are subject to amortization and depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For the purposes of assessing impairment, assets are grouped at the lowest cash generating unit level, which is the smallest identifiable group of assets that generate cash inflows from other assets or group of assets. Non-financial assets are reviewed for possible impairment or reversal of a previously recorded impairment as at each reporting date.

Financial assets
Financial assets

The Company's financial assets are comprised of cash, restricted cash, amounts receivable and derivative financial instruments. Financial assets within the scope of IFRS 9, Financial Instruments ("IFRS 9") are initially measured at fair value and subsequently classified and measured in one of three categories in accordance with IFRS 9: amortized cost, fair value through other comprehensive income ("FVOCI") or FVTPL.

Transaction costs related to derivative financial instruments are expensed as incurred and charged to income within the consolidated statements of comprehensive income.

Gains and losses arising from changes in the fair value of derivative financial instruments are presented in the consolidated statements of comprehensive income together with gains and losses arising from changes in the fair value of other liabilities.

Financial assets and liabilities classified and measured at FVTPL are presented within changes in operating assets and liabilities in the consolidated statements of cash flows.

Financial assets are derecognized only when the contractual rights to the cash flows from the financial assets expire or the Company transfers substantially all of the risks and rewards of ownership.
The Company assesses, at each balance sheet date, whether or not there is an expected credit loss with respect to amounts receivable. If in a subsequent period the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized, the previously recognized impairment loss is reversed, to the extent that the carrying value of the receivable does not exceed its amortized cost at the reversal date. Any subsequent reversal of an impairment loss is recognized in net income.
Financial liabilities
Financial liabilities

The Company’s financial liabilities consist of amounts payable and accrued liabilities, resident security deposits, dividends payable, debt, convertible debentures, Due to Affiliate, derivative financial instruments, limited partners' interests in single-family rental business and other liabilities.
Financial liabilities within the scope of IFRS 9 are initially measured at fair value and subsequently classified and measured at FVTPL or amortized cost, as appropriate.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

Interest expense is accounted for using the effective interest rate method.

The effective interest rate method is a method of calculating the amortized cost of a financial asset or financial liability and of allocating the interest income or interest expense over the expected life of the instrument. The effective interest rate is the rate that discounts estimated future cash payments or receipts throughout the expected life of the financial instrument, or a shorter period where appropriate, to the net carrying amount of the financial asset or financial liability. When calculating the effective interest rate, the Company estimates cash flows considering all contractual terms of the financial instrument but does not consider future credit losses. The calculation includes all fees paid or received between parties to the contract that are an integral part of the effective interest rate, transaction costs and all other premiums or discounts.
Gains or losses from the modification of borrowing terms during the year are recognized over the remaining life of the borrowing by adjusting the effective interest rate, on the basis that the terms and conditions of the liability remained largely unchanged. Should the modification be considered substantial, the original financial liability is derecognized and a new financial liability is recognized at fair value.
Derivative financial instruments
Derivative financial instruments

Derivative financial instruments, which are primarily comprised of the mandatory prepayment provision related to the Due to Affiliate, the exchange and redemption provisions of the underlying preferred units (Note 21), are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at fair value with the resulting gain or loss reflected in net income. Derivatives are valued using model calibration. Inputs to the valuation model are determined from observable market data wherever possible, including prices available from exchanges, over-the-counter markets and consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources. Any directly attributable transaction costs are allocated between the derivative and the host liability component, and the portion attributed to the derivative is expensed in the consolidated statements of comprehensive income.

Cash and Restricted cash
Cash

Cash includes cash deposited in banks. The Company maintains its cash in financial institutions with high credit quality in order to minimize its credit loss exposure.

Restricted cash

Restricted cash primarily consists of property tax reserves, capital reserves, and collateralized rent payment receipts held in bank accounts controlled by lenders.

Share capital
Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown as a deduction, net of tax, from the proceeds.

Where the Company purchases its equity share capital to settle restricted share awards or for cancellation, the consideration paid, including any directly attributable incremental costs, is deducted from equity attributable to the Company’s equity holders.

Earnings per share
Earnings per share

Basic

Basic earnings per share is determined using the weighted average number of shares outstanding including vested deferred share units, taking into account on a retrospective basis any increases or decreases caused by share splits or reverse share splits occurring after the reporting period, but prior to the consolidated financial statements being authorized for issue.
Diluted

The Company considers the effects of stock compensation, convertible debentures and exchange rights in connection with the preferred unit issuance of Tricon PIPE LLC in calculating diluted earnings per share. Diluted earnings per share is calculated by adjusting net income attributable to shareholders of the Company and the weighted average number of shares outstanding based on the assumption of the conversion of all potentially dilutive shares on a weighted average basis from the beginning of the year or, if later, the date the stock compensation, convertible debentures or conversion rights were issued to the balance sheet date.

Dividends	Dividends Dividends on common shares are recognized in the consolidated financial statements in the period in which the dividends are approved by Tricon’s Board of Directors.
Current and deferred income taxes
Current and deferred income taxes

Income tax expense includes current and deferred income taxes. Income tax expense is recognized in the consolidated statements of comprehensive income, except to the extent that it relates to items recognized directly in equity, in which case the tax is also recognized directly in equity.

Current income taxes are the expected taxes payable on the taxable income for the period, using income tax rates enacted, or substantively enacted, at the end of the reporting period, and any adjustment to income taxes payable in respect of previous years. The Company uses the liability method to recognize deferred income taxes on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts. Deferred income tax assets are only recorded if it is probable that they will be realized. Enacted or substantively enacted rates in effect at the consolidated balance sheet date that are expected to apply when the deferred income tax asset is realized or the deferred tax liability is settled are used to calculate deferred income taxes.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Revenue
Revenue

Revenue from single-family rental properties

Revenue recognition under a lease commences when a resident has a right to use the leased asset, which is typically when the resident takes possession of, or controls the physical use of, the leased property. Generally, this occurs on the lease commencement date.

Lease contracts with residents normally include lease and non-lease components, which may be bundled into one fixed gross lease payment. Lease revenue earned directly from leasing the homes is recognized and measured on a straight-line basis over the lease term in accordance with IFRS 16, Leases (“IFRS 16”). Leases for single-family rental homes are generally for a term of one to two years.
Ancillary revenue is income the Company generates from providing services that are not primary rental revenue from a lease contract. Ancillary revenue includes pet fees, early termination fees and other service fees. Ancillary revenue is measured at the amount of consideration which the Company expects to receive in exchange for providing services to a resident. Ancillary revenue is included with revenue from single-family rental properties in the consolidated statements of comprehensive income, and the details of revenue, including ancillary income, are discussed in Note 15.

In addition to revenue generated from the lease component, revenue from single-family rental properties includes a non-lease component earned from the residents, which is recognized under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). Non-lease revenue includes property management services, such as repairs and maintenance performed on the properties. These services represent a single performance obligation and revenue is recognized over time as the services are provided, regardless of when the payment is received. Revenue from rental properties is allocated to non-lease components using a cost-plus margin approach whereby the Company separates the operating costs that pertain to the services provided to the residents and applies a reasonable profit margin.

The Company has concluded that it is the principal in all of its revenue arrangements since it controls the specified goods or services before those goods or services are transferred to customers.

Revenue from strategic capital services

The Company's vertically integrated management platform provides asset management, development management and property management services.
The Company provides asset management services to joint venture partners and third-party investors for which it earns market-based fees in connection with its businesses in the U.S. and Canada. These contractual fees are typically up to 2% of committed or invested capital throughout the lives of the Investment Vehicles under management. The Company may also earn performance fees once targeted returns are achieved by an Investment Vehicle. The Company recognizes performance fees only to the extent that it is highly probable that a significant amount of the cumulative revenue recognized will not reverse. Consideration for these services is variable as it is dependent upon the occurrence of a future event that includes the repayment of investor capital and a predetermined rate of return. Revenue from performance fees is typically earned and recognized towards the end of the life of an Investment Vehicle.

The Company also earns development management and advisory service fees from third parties and/or related parties. Development management and advisory services are satisfied over time. Revenues are recognized based on the best estimate of the amounts earned for those services, which typically reflects contractual fees of 2-5% of the sales price of single-family lots, residential land parcels and commercial land within master-planned communities, as well as built-to-rent communities, and 4-5% of overall development costs of Canadian multi-family rental apartments. The Company includes variable consideration in the revenues only to the extent that it is highly probable that a significant amount of the cumulative revenue recognized will not reverse. Specifically for Johnson, consideration for these services is variable as it is dependent upon the occurrence of a future event that is the sale of the developed property. Revenue is typically recognized as the development of the property is completed, and control has been transferred to the respective buyer. These management fees earned in exchange for providing development management and advisory services are billed upon the sale of the property.

The Company earns property management fees, leasing fees, acquisition and disposition fees, and construction management fees through its rental operating platform. These management services are satisfied over time and revenues are recognized as services are provided in accordance with IFRS 15.

Compensation arrangements
Compensation arrangements

Stock option plan

The Company accounts for its stock option plan by calculating the fair value of the options as of the grant date using a Black-Scholes option pricing model and observable market inputs. This fair value is recognized as compensation cost using the graded vesting method over the vesting period of the options.

Upon the announcement of the Arrangement Agreement, specific adjustments have been made to the measurement of stock options to account for accelerated vesting and settlement value changes (Notes 31 and 40).

Annual Incentive Plan ("AIP")

The Company’s AIP provides for an aggregate bonus pool based on the sum of all employees’ individual AIP targets. The portion of the pool attributable to senior executive management is market-benchmarked and subject to an adjustment factor, as approved by the Board, of between 50% and 150%, based on the achievement of
Company performance objectives determined by the Board at the beginning of each year. The final pool is then allocated among employees based on individual and collective performance. AIP awards will be made in cash and equity-based grants, with the proportion of equity-based awards being correlated to the seniority of an individual’s role within the Company. Equity-based AIP awards are granted in a combination of deferred share units ("DSUs"), performance share units ("PSUs"), stock options and restricted shares, pursuant to the Company's Deferred Share Unit Plan ("DSUP"), Performance Share Unit Plan ("PSUP"), stock option plan and Restricted Share Plan, respectively.

Upon the announcement of the Arrangement Agreement, specific adjustments have been made to the measurement of equity-based awards to account for accelerated vesting and settlement value changes (Notes 31 and 40).

Long-term incentive plan ("LTIP")

LTIP expense is generated from two sources: (i) up to 50% of the Company’s share of performance fees or carried interest from certain Investment Vehicles, paid in cash when received; and (ii) 15% of the income from THP1 US (a U.S. residential development Investment Vehicle), also payable in cash. Amounts under the LTIP are allocated among employees in accordance with the plan.

For the expense generated from the Company’s share of performance fees or carried interest from certain Investment Vehicles, the Company estimates its total liability by determining the unrealized carried interest at each reporting date based on the estimated fair value of the underlying investments. Once determined, the component that is payable to employees as part of the LTIP is recognized as LTIP liability, and the component that is payable to key management equity participants is allocated to performance fees liability (see Performance fees expense and liability below). The combined amount recognized as LTIP liability and performance fees liability represents no more than 50% of the Company’s share of unrealized carried interest for each.

The actual amounts of performance fees to be received and LTIP and performance fees to be paid will depend on the cash realizations of Investment Vehicles and the performance of underlying investments. The values of the LTIP liability and the performance fees liability are determined using intrinsic value or liquidation at fair value in accordance with IAS 19 – Employee Benefits (“IAS 19”).

Performance fees expense and liability
Performance fees expense and liability
Certain members of senior management participate in the potential performance fees payable in respect of certain of the Company’s managed Investment Vehicles, by having invested personal at-risk capital to subscribe for ownership interests in the entity directly or indirectly entitled to receive such performance fees. Any performance fees allocable to participating management members in respect of their equity interests in such entities is reflected as a performance fee liability or expense.
Directors' fees
Directors’ fees
One-half of each independent Director’s base annual retainer is paid in DSUs which vest immediately upon their grant. An independent Director may also elect each year to receive a portion of the balance of his or her fees (including his or her base annual retainer and any additional retainer) in DSUs, which also vest on the date of their grant. Any remaining balance of such fees not payable in DSUs is paid in cash. The DSUs granted to Directors are governed by the DSUP.
Reportable segments
Reportable segments

Tricon is comprised of three operating segments: Single-Family Rental, Adjacent Businesses (which includes multi-family rental properties and residential developments) and Strategic Capital (previously Private Funds and Advisory). Including the Company's corporate activities, there are four reportable segments for internal and external reporting purposes. The reportable segments are business units offering different products and services, and are managed separately due to their distinct operating natures. These four reportable segments have been determined by the Company’s chief operating decision-makers (Note 33).

Accounting standards and interpretations adopted and Accounting standards and interpretations issued but not yet adopted
Accounting standards and interpretations adopted

Accounting Policies Disclosure - Amendments to IAS 1

Effective January 1, 2023, the Company has adopted amendments to IAS 1, Presentation of Financial Statements, which requires entities to disclose their material rather than their significant accounting policies. The amendments define what is material accounting policy information and explain how to identify when accounting policy information is material. The amendments have had an impact on the Company's disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the consolidated financial statements. Upon adoption of this policy, the Company removed the policy disclosures related to goodwill and offsetting financial instruments as these accounting policies have been determined not to be material.

Definition of Accounting Estimates - Amendments to IAS 8

The Company adopted amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors to improve accounting policy disclosures and to help users of the financial statements distinguish between changes in accounting estimates and changes in accounting policies. The amendments did not have a significant impact on the Company's consolidated financial statements.

Deferred Tax related to Assets and Liabilities arising from a Single Transaction - Amendment to IAS 12

The Company adopted amendments to IAS 12, Income Taxes ("IAS 12"), which requires companies to recognize deferred tax on transactions, such as leases and decommissioning obligations, that on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments did not have a significant impact on the Company's consolidated financial statements.
Accounting standards and interpretations issued but not yet adopted

In January 2020, the IASB issued amendments to IAS 1, Presentation of Financial Statements ("IAS 1"), to provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. In November 2022, the IASB further amended IAS 1 to clarify how conditions with which an entity must comply within twelve months after the reporting period affect the classification of a liability as current or non-current. Covenants made under loan arrangements will not affect classification of a liability as current or non-current at the reporting date if the entity must only comply with the covenants after the reporting date. However, if the entity must comply with a covenant either before or at the reporting date, this will affect the classification even if the covenant is only tested for compliance after the reporting date. This amendment is effective for annual reporting periods beginning on or after January 1, 2024.

In September 2022, the IASB issued a narrow scope amendment to the requirements for sale and leaseback transactions in IFRS 16, Leases. The amendment requires the seller-lessee to determine lease payments or revised lease payments such that the seller-lessee does not recognize a gain or loss that relates to the right of use retained by the seller-lessee, after the commencement date. This amendment is effective for annual reporting periods beginning on or after January 1, 2024.

In May 2023, the IASB issued the final amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures, which add new disclosure requirements about supplier financing arrangements. An entity is required to disclose information about its suppliers finance arrangements that enables users of financial statements to assess the effect of those arrangements on the entity's liabilities and cash flows. The amendments are effective for annual reporting periods beginning on or after January 1, 2024.

In August 2023, the IASB amended IAS 21, The Effects of Changes in Foreign Exchange Rates, to help entities assess the exchangeability between two currencies, determine the spot rate when exchangeability is lacking and require additional disclosure when a currency is not exchangeable. The amendments are effective for annual reporting periods beginning on or after January 1, 2025.
In December 2021, the Organization for Economic Co-operation and Development issued model rules for a new global minimum tax framework (Pillar Two) for multinational enterprises. Various governments around the world have issued, or are in the process of issuing legislation on this. In Canada, the Department of Finance released draft legislation to implement Pillar Two on August 4, 2023 with substantial enactment expected to apply in 2024. The Company is closely monitoring these regulatory developments and is in the process of assessing the full impact of Pillar Two.

There are no other relevant standards, interpretations or amendments to existing standards that are not yet effective that are expected to have a material impact on the consolidated financial statements of the Company.